Rule 497(k)
File No. 333-210186

FIRST TRUST EXCHANGE-TRADED FUND VIII
(the “Trust”)

EQUITYCOMPASS RISK MANAGER ETF AND
EQUITYCOMPASS TACTICAL RISK MANAGER ETF
(the “Funds”)

SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUSES,
DATED JANUARY 3, 2019
AND
STATEMENT OF ADDITIONAL INFORMATION,
DATED JANUARY 3, 2019,
AS SUPPLEMENTED ON JANUARY 11, 2019

SEPTEMBER 5, 2019

Notwithstanding anything to the contrary in each Fund’s Prospectus, Summary Prospectus and Statement of Additional Information, the Funds’ sub-advisor has changed its name to EquityCompass Investment Management, LLC. Accordingly, all references in each Fund’s Prospectus, Summary Prospectus and Statement of Additional Information to “Choice Financial Partners, Inc. d/b/a EquityCompass Strategies” are replaced with “EquityCompass Investment Management, LLC.”

EquityCompass Investment Management, LLC (“EquityCompass”) is a Securities and Exchange Commission registered investment adviser offering a comprehensive range of investment portfolios and products to institutional and individual investors primarily through Stifel Nicolaus and Company. As of July 31, 2019, EquityCompass had $3.8 billion in total assets under management.

Please Keep this Supplement with your Fund

Statement of Additional Information for Future Reference